Income and deferred tax - Additional information (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income and deferred tax
Tax rate	32.28%	32.28%	32.28%
Minimum | Domestic
Income and deferred tax
Tax rate	27.00%
Minimum | Foreign
Income and deferred tax
Tax rate	19.00%
Maximum | Domestic
Income and deferred tax
Tax rate	32.00%
Maximum | Foreign
Income and deferred tax
Tax rate	31.00%